Class K [Member] Expense Example - Class K - BLACKROCK EQUITY DIVIDEND FUND - Class K	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 738